SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

19. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31, 2017	December 31, 2016	December 31, 2015
Cash	$3,354,109	$3,132,480	$5,365,271
Short-term deposits	179,502	67,206	269,330
Total	$3,533,611	$3,199,686	$5,634,601

The significant non-cash investing and financing transactions during the year ended December 31, 2017 included:

a.	Recorded a gain through accumulated other comprehensive income of $609,733 related to the fair value adjustments on AFS financial instruments;
b.

Adjusted non-current assets and liabilities for $1,424,814 related to cumulative translation adjustments (“CTA”), of which $1,605,133 relates to CTA loss on royalty interest, $223,778 relates to CTA loss on goodwill, $443,115 relates to a CTA gain on deferred tax liability and $39,018 relates to CTA loss in the net assets of a subsidiary with a functional currency different from the presentation currency;

c.	Reclass of reserves on exercise of options for $45,545 ;
d.	Recorded the movement of $1,017,540 from a convertible loan to an investment in associated company upon conversion of the loan (Note 8); and
e.	Recorded through reserves $39,457 related to the value of warrants issued as finders fees as part of a private placement (Note 14).

The significant non-cash investing and financing transactions during the year ended December 31, 2016 included:

a.	Recorded a gain through accumulated other comprehensive income of $88,515 related to the fair value adjustments on AFS financial instruments;
b.	Issuance of 140,000 incentive stock grants valued at $166,600 applied to commitment to issue shares;
c.	Adjusted reserves and investment in associated companies for $366,800 related to share-based payments made by an associated company;
d.

Adjusted non-current assets and liabilities for $862,335 related to cumulative translation adjustments (“CTA”), of which $949,607 relates to CTA loss on royalty interest, $230,234 relates to CTA loss on goodwill, $309,230 relates to a CTA gain on deferred tax liability and $8,276 relates to CTA gain in the net assets of a subsidiary with a functional currency different from the presentation currency; and

e.	Recorded the movement of $1,605,466 from a convertible loan to an investment in associated company upon conversion of the loan (Note 8).

The significant non-cash investing and financing transactions during the year ended December 31, 2015 included:

a.	Recorded a loss through accumulated other comprehensive income of $105,714 related to the fair value adjustments on available-for-sale (“AFS”) financial instruments;
b.	Issuance of 163,000 bonus shares valued at $233,950 applied to commitment to issue shares;
c.	Adjusted reserves and investment in associated companies for $322,900 related to share-based payments made by an associated company; and
d.

Adjusted non-current assets and liabilities for $4,350,667 related to cumulative translation adjustments (“CTA”), of which $5,161,567, relates to CTA gain on royalty interest, $1,331,949 relates to CTA gain on goodwill, $1,715,574 relates to a CTA loss on deferred tax liability and $427,275 relates to a CTA loss in the net liabilities of a subsidiary with a functional currency different from the presentation currency.